CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

4.CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents comprise cash on hand, cash in banks, cash in transit and short-term, highly liquid investments, which are unrestricted as to withdrawal and use, with an original maturity of not more than three months that are readily convertible into known amount of cash and that are subject to an insignificant risk of change in value.

Restricted cash is primarily related to cash as collateral for letters of credit issued to the landlords for certain of the Group’s leased facilities and autonomous vehicle manufacturing surety bonds. The Company determines current or non-current classification based on the expected duration of the restriction.

Details of cash and cash equivalent and restricted cash are presented in the interim condensed consolidated statements of cash flows as below:

	As of June 30,	As of December 31,	As of June 30,	As of June 30,
	2023	2023	2024	2024
	VND million	VND million	VND million	USD
Cash and cash equivalents	1,634,152	4,095,472	2,382,144	98,192,251
Short-term restricted cash	152,105	102,932	368,340	15,183,017
Long-term restricted cash	521,396	660,363	931,279	38,387,428
Total cash, cash equivalent and restricted cash presented in the interim condensed consolidated statements of cash flow	2,307,653	4,858,767	3,681,763	151,762,696

4.CASH, CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents comprise cash on hand, cash in banks, cash in transit and short-term, highly liquid investments, which are unrestricted as to withdrawal and use, with an original maturity of not more than three months that are readily convertible into known amount of cash and that are subject to an insignificant risk of change in value.

Restricted cash is comprised primarily of cash as collateral for letters of credit issued to the landlords for certain of the Group’s leased facilities, autonomous vehicle manufacturing surety bonds and cash held as collateral for sales to commercial banking partner/leasing company with a resale value guarantee. The restricted cash is recorded as an item of short-term prepayments and other receivables and other non-current assets in the consolidated balance sheets. The Company determines current or non-current classification based on the expected duration of the restriction.

Details of cash and cash equivalent and restricted cash are presented in the consolidated statements of cash flows as below:

	As of December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Cash on hand	99	382	1,279	53,591
Cash at banks	2,574,817	4,271,060	4,000,993	167,644,054
Cash equivalents	450,000	—	—	—
Total cash and cash equivalents	3,024,916	4,271,442	4,002,272	167,697,645
Short-term restricted cash in short-term prepayments and other receivables	—	—	96,446	4,041,146
Long-term restricted cash in other non-current assets	—	—	660,363	27,669,614
Total cash, cash equivalents and restricted cash	3,024,916	4,271,442	4,759,081	199,408,405